RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 14 – RELATED PARTY TRANSACTIONS

During the six months ended June 30, 2021 the Company incurred $280,262 (2020 - $100,000) in salaries which includes a bonus of $109,705 to the President, CEO, and CFO of the Company. The Company also repaid $317,997 of management fees and salaries previously owing to the President, CEO, and CFO of the Company as of December 31, 2020. As at June 30, 2021, the Company owed $Nil (December 31, 2020 - $317,997) to the President, CEO, and CFO of the Company for management fees and salaries. Amounts owed and owing are unsecured, non-interest bearing, and due on demand.

On March 4, 2021, the Company issued an aggregate of 16 shares of Series B convertible preferred shares to the Company’s board of directors for past services. These preferred shares were valued at $849,600 based on the fair value of the underlying common stock. The issuance is recorded under compensation expense.

Note 15 – RELATED PARTY TRANSACTIONS

As at December 31, 2020, the Company owed $317,997 (December 31, 2019 - $263,409) to the President, CEO, and then CFO of the Company for management fees and salaries, which has been recorded in trade and other payables. The amounts owed and owing are unsecured, non-interest bearing, and due on demand. During the year ended December 31, 2020 the Company incurred $300,000 (2019 - $100,000) in salaries to the President, CEO, and then CFO of the Company and made payments of $170,381.

As at December 31, 2020, the Company owed $Nil (December 31, 2019 - $7,260 (CDN$9,450)) to a company controlled by the son of the President, CEO, and then CFO of the Company for subcontractor services. The balance owing has been recorded in trade and other payables. The amount owing is unsecured, non-interest bearing, and due on demand.

On May 21, 2020, the Company issued an aggregate of 136 shares of Series B convertible preferred shares to various parties for past services to the Company, which included 122 issued to related parties and 2 issued to a former director of the Company. These preferred shares were valued at $767,040, based on the fair value of the underlying common stock, discounted for the six months hold period before the preferred shares can be converted. The issuance is recorded under compensation expense.